Foreign currency assets and liabilities	12 Months Ended
Jun. 30, 2022
31. Foreign currency assets and liabilities

31. Foreign currency assets and liabilities

Book amounts of foreign currency assets and liabilities are as follows:

Item / Currency (3)	Amount (1)	Peso exchange rate (2)	Total as of 06.30.22	Total as of 06.30.21
Assets
Trade and other receivables
US Dollar	27	125.03	3,413	5,329
Euros	-	130.88	11	39
Receivables with related parties:
US Dollar	18	125.23	2,264	3,152
Total trade and other receivables			5,688	8,520
Investments in financial assets
US Dollar	14	125.03	1,723	1,107
Pounds	1	130.95	98	164
New Israel Shekel	16	35.93	574	1,000
Investments with related parties:
US Dollar	23	125.23	2,864	3,676
Total investments in financial assets			5,259	5,947
Cash and cash equivalents
US Dollar	74	125.03	9,224	1,728
Euros	-	130.88	1	2
Total cash and cash equivalents			9,225	1,730
Total Assets			20,172	16,197

Liabilities
Trade and other payables
US Dollar	9	125.23	1,073	1,983
Euros	-	131.40	1	52
Payables to related parties:
US Dollar	-	125.23	60	87
Total Trade and other payables			1,134	2,122
Borrowings
US Dollar	499	125.23	62,503	82,145
Borrowings with related parties
US Dollar	1	125.23	139	2,386
Total Borrowings			62,642	84,531
Derivative financial instruments
US Dollar	-	125.23	16	95
Total derivative financial instruments			16	95
Lease liabilities
US Dollar	9	125.23	1,115	1,282
Lease liabilities with related parties
US Dollar	-	125.23	-	10
Total lease liabilities			1,115	1,292
Total Liabilities			64,907	88,040